Total
Schwab Balanced Fund
Schwab® Balanced Fund
Investment Objective
The fund seeks capital growth and income.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Balanced Fund Schwab Balanced Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Balanced Fund Schwab Balanced Fund
Management fees	none
Distribution (12b-1) fees	none
Other expenses	0.02%
Acquired fund fees and expenses (AFFE)	0.50%	[1]
Total annual fund operating expenses	0.52%
Less expense reduction	(0.02%)
Total annual fund operating expenses (including AFFE) after expense reduction	0.50%	[2]
[1]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Balanced Fund | Schwab Balanced Fund | USD ($)	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in a diversified group of other affiliated Schwab Funds (the underlying funds) in accordance with its target portfolio allocation. The fund’s target allocation is intended to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). Each underlying fund invests its assets in a different segment of the equity or fixed-income market in accordance with its own investment objectives and policies. Normally, the fund invests 55-65% of its assets in equity securities (including stocks and equity funds) and 35-45% in fixed-income securities (including bonds and fixed-income funds), and cash and cash equivalents (including money market funds). This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed-income securities. Under normal circumstances, the fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities.
Within the equity fund allocation, the portfolio manager typically allocates the fund’s investments among underlying large-cap and small-cap stock funds, as well as international stock funds or other equity funds with an international component, including underlying funds with some exposure to emerging market securities.
Within the fixed-income fund allocation, the portfolio manager allocates investments among underlying bond funds based on a number of factors including total return potential and the maturities and credit quality of their holdings.
The fund intends to invest in a combination of the underlying funds; however, the fund may invest a portion of its assets directly in equity and fixed-income securities, as well as exchange-traded funds (ETFs) or other unaffiliated mutual funds to maintain its asset allocations. The underlying funds may invest in derivatives, principally futures contracts.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 14.71% Q2 2020 Worst Quarter: (11.79%) Q2 2022
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab Balanced Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab Balanced Fund		17.88%	8.61%	6.80%
After Taxes on Distributions | Schwab Balanced Fund		16.08%	6.83%	5.03%
After Taxes on Distributions and Sale of Fund Shares | Schwab Balanced Fund		11.37%	6.39%	4.90%
S&P 500® Index		26.29%	15.69%	12.03%
Bloomberg US Aggregate Bond Index		5.53%	1.10%	1.81%
Balanced Blended Index	[1]	16.25%	9.51%	7.62%
[1]	The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.